Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 50,498	$ 5,788
Accounts receivable - net of allowances for doubtful accounts of $663 and $661	16,522	16,794
Prepaid expenses	1,369	1,555
Other current assets	10,757	14,232
Total current assets	79,146	38,369
Property, Plant and Equipment - Net	125,222	124,899
Goodwill	105,449	105,207
Licenses	96,136	94,176
Customer Lists and Relationships - Net	10,676	14,243
Other Intangible Assets - Net	7,464	8,441
Investments in Equity Affiliates	1,560	1,674
Other Assets	18,444	16,812
Total Assets	444,097	403,821
Current Liabilities
Debt maturing within one year	38,374	9,832
Accounts payable and accrued liabilities	34,470	31,138
Advanced billings and customer deposits	4,213	4,519
Accrued taxes	1,262	2,079
Dividends payable	3,070	3,008
Total current liabilities	81,389	50,576
Long-Term Debt	125,972	113,681
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	43,207	60,128
Postemployment benefit obligation	31,775	33,578
Other noncurrent liabilities	19,747	21,748
Total deferred credits and other noncurrent liabilities	94,729	115,454
Stockholders' Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2017 and 2016: issued 6,495,231,088 at December 31, 2017 and 2016)	6,495	6,495
Additional paid-in capital	89,563	89,604
Retained earnings	50,500	34,734
Treasury stock (355,806,544 at December 31, 2017 and 356,237,141 at December 31, 2016, at cost)	(12,714)	(12,659)
Accumulated other comprehensive income	7,017	4,961
Noncontrolling interest	1,146	975
Total stockholders' equity	142,007	124,110
Total Liabilities and Stockholders' Equity	$ 444,097	$ 403,821